STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	2010	2009	2008
Dividend yield	2.5%	3.8%	4.4%
Expected volatility	47.35%	43.78%	29.57%
Risk-free interest rate	1.28%	1.61%	3.42%
Expected life of stock options granted during period (years)	6.5	6.25	6
Life of Employees’ Stock Purchase Plan (months)	5	9	6.5

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Stock Options	2010
Shares in thousands	Shares	Exercise Price (1)
Outstanding at beginning of year	60,244	$34.22
Granted	8,488	$27.79
Exercised	(3,103)	$21.39
Forfeited/Expired	(4,806)	$35.80
Outstanding at end of year	60,823	$33.85
Remaining contractual life in years		5.41
Aggregate intrinsic value in millions	$336	—
Exercisable at end of year	42,188	$38.93
Remaining contractual life in years		4.18
Aggregate intrinsic value in millions	$103	—

(1)	Weighted-average per share

Schedule of value of stock option plans

Additional Information about Stock Options In millions, except per share amounts	2010	2009	2008
Weighted-average fair value per share of options granted	$9.17	$2.60	$8.88
Total compensation expense for stock option plans	$72	$46	$79
Related tax benefit	$27	$17	$29
Total amount of cash received from the exercise of options	$66	—	$40
Total intrinsic value of options exercised (1)	$30	—	$12
Related tax benefit	$11	—	$4

(1)	Difference between the market price at exercise and the price paid by the employee to exercise the options

Employees' Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]

Employees’ Stock Purchase Plan	2010
Shares in thousands	Shares	Exercise Price (1)
Outstanding at beginning of year	—	—
Granted	13,753	$18.09
Exercised	(12,359)	$18.09
Forfeited/Expired	(1,394)	$18.09
Outstanding and exercisable at end of year	—	—

(1)	Weighted-average per share

Schedule of value of employees' stock purchase plan

Additional Information about ESPP In millions, except per share amounts	2010	2009	2008
Weighted-average fair value per share of purchase rights granted	$11.90	$1.00	$4.33
Total compensation expense for ESPP	$164	$10	$20
Related tax benefit	$61	$4	$7
Total amount of cash received from the exercise of purchase rights	$224	$137	$32
Total intrinsic value of purchase rights exercised (1)	$147	$38	$3
Related tax benefit	$54	$14	$1

(1)	Difference between the market price at exercise and the price paid by the employee to exercise the purchase rights

Deferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Performance-based Units Activity [Table Text Block]

Deferred Stock	2010
Shares in thousands	Shares	Grant Date Fair Value (1)
Nonvested at beginning of year	12,213	$27.91
Granted	4,630	$27.89
Vested	(1,305)	$52.28
Canceled	(287)	$24.48
Nonvested at end of year	15,251	$25.89

(1)	Weighted-average per share

Schedule of value of deferred stock [Text Block]

Additional Information about Deferred Stock In millions, except per share amounts	2010	2009	2008
Weighted-average fair value per share of deferred stock granted	$27.89	$11.70	$38.38
Total fair value of deferred stock vested and delivered (1)	$38	$20	$11
Related tax benefit	$14	$7	$4
Total compensation expense for deferred stock awards	$123	$80	$95
Related tax benefit	$46	$30	$35

(1)	Includes the fair value of shares vested in prior years and delivered in the reporting year

Performance Deferred Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Performance-based Units Activity [Table Text Block]

Performance Deferred Stock	2010
Shares in thousands	Shares	Grant Date Fair Value (1)
Nonvested at beginning of year	3,356	$24.54
Granted	875	$27.79
Vested	(1,045)	$38.38
Canceled	(54)	$26.02
Nonvested at end of year	3,132	$20.72

(1)	Weighted-average per share

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

Performance Deferred Stock Awards		Target Shares Granted (1)	Grant Date Fair Value (2)
Shares in millions	Performance Period
2010	January 1, 2010 – December 31, 2012	0.9	$27.79
2009	October 1, 2009 – September 30, 2011	1.1	$26.39
2009	January 1, 2009 – December 31, 2011	1.2	$9.53
2008	January 1, 2008 – December 31, 2010	1.1	$38.62

(1)	At the end of the performance period, the actual number of shares issued can range from zero to 250 percent of the target shares granted.

(2)	Weighted-average per share

Schedule of Additional Information About Performance Deferred Stock [Table Text Block]

Additional Information about Performance Deferred Stock
In millions	2010	2009	2008
Total fair value of performance deferred stock vested and delivered (1)	$28	$1	$166
Related tax benefit	$10	—	$62
Total compensation expense for performance deferred stock awards (2)	$143	$(7)	$17
Related tax benefit	$53	$(2)	$6

(1)	Includes the fair value of shares vested in prior years and delivered in the reporting year.

(2)	Compensation expense in 2010 includes $25 million related to the modification of equity instruments to liability instruments for certain executive employees.